Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100
					Investment Based on:		In thousands
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(2)(3)	Total Shareholder Return	Peer Group Total Shareholder Return(4)	Net Income	Adjusted EBITDA
2022	$3,052,475	$4,343,372	$2,037,769	$2,931,606	$146.45	$107.11	$145,122	$227,925
2021	2,031,846	3,713,542	1,358,309	2,045,335	$110.98	$67.30	67,470	120,355
2020	1,655,662	2,367,716	1,067,903	1,289,806	$75.96	$56.62	59,215	121,022

Named Executive Officers, Footnote [Text Block]	The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. Scott Bender, in the Summary Compensation Table for fiscal years 2022, 2021 and 2020.For 2022, reflects compensation information for our NEOs, other than our CEO, as described in the CD&A in this proxy statement. For 2021 and 2020, reflects compensation information for Mr. Joel Bender, Mr. Tadlock, Mr. Steven Bender and Mr. David Isaac, our former General Counsel who was also an NEO in 2021 and 2020.
Peer Group Issuers, Footnote [Text Block]	Reflects cumulative total shareholder return of the PHLX Oil Service Index (“OSX”) for each applicable fiscal year calculated based on a fixed investment of $100. The PHLX Oil Service Index is the peer group used for purposes of Item 201(e) of Regulation S-K under the Exchange Act in Cactus’ Annual Report on Form 10-K for the year ended December 31, 2022.
PEO Total Compensation Amount	$ 3,052,475	$ 2,031,846	$ 1,655,662
PEO Actually Paid Compensation Amount	$ 4,343,372	3,713,542	2,367,716
Adjustment To PEO Compensation, Footnote [Text Block]
To calculate the amounts in the “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid to Non-CEO NEOs” columns in the table above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation and the average of our NEOs’ other than our CEO’s “Total” compensation, in each case, as reported in the Summary Compensation Table:

	As Reported in Summary Compensation Table(1)		Equity Award Adjustments

Year	Total	Stock Awards	Fair Value at Year End of Unvested RSUs and PSUs that were Granted in Current Year(2)	Increase/(Decrease) in Fair Value at End of Year of Unvested RSUs and PSUs from End of Prior Year(3)	Increase/(Decrease) in Fair Value at Vesting Date of RSUs and PSUs from End of Prior Year(4)	Fair Value as of Prior Year End of RSUs and PSUs Granted in Prior Year that Failed to Vest(5)	Total Compensation Actually Paid

CEO
2022	$3,052,475	$(2,158,932)	$1,948,078	$694,224	$1,226,233	$(418,706)	$4,343,372
2021	2,031,846	(1,533,220)	1,781,281	1,198,870	234,765	—	3,713,542
2020	1,655,662	(1,500,004)	2,931,927	(337,589)	(382,280)	—	2,367,716

Non-CEO NEOs
2022	$2,037,769	$(1,279,169)	$1,185,885	$327,583	$823,993	$(164,455)	$2,931,606
2021	1,358,309	(824,882)	958,359	565,614	175,583	(187,648)	2,045,335
2020	1,067,903	(807,012)	1,577,409	(259,659)	(288,835)	—	1,289,806

Non-PEO NEO Average Total Compensation Amount	$ 2,037,769	1,358,309	1,067,903
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,931,606	2,045,335	1,289,806
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
To calculate the amounts in the “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid to Non-CEO NEOs” columns in the table above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation and the average of our NEOs’ other than our CEO’s “Total” compensation, in each case, as reported in the Summary Compensation Table:

	As Reported in Summary Compensation Table(1)		Equity Award Adjustments

Year	Total	Stock Awards	Fair Value at Year End of Unvested RSUs and PSUs that were Granted in Current Year(2)	Increase/(Decrease) in Fair Value at End of Year of Unvested RSUs and PSUs from End of Prior Year(3)	Increase/(Decrease) in Fair Value at Vesting Date of RSUs and PSUs from End of Prior Year(4)	Fair Value as of Prior Year End of RSUs and PSUs Granted in Prior Year that Failed to Vest(5)	Total Compensation Actually Paid

CEO
2022	$3,052,475	$(2,158,932)	$1,948,078	$694,224	$1,226,233	$(418,706)	$4,343,372
2021	2,031,846	(1,533,220)	1,781,281	1,198,870	234,765	—	3,713,542
2020	1,655,662	(1,500,004)	2,931,927	(337,589)	(382,280)	—	2,367,716

Non-CEO NEOs
2022	$2,037,769	$(1,279,169)	$1,185,885	$327,583	$823,993	$(164,455)	$2,931,606
2021	1,358,309	(824,882)	958,359	565,614	175,583	(187,648)	2,045,335
2020	1,067,903	(807,012)	1,577,409	(259,659)	(288,835)	—	1,289,806

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Financial Performance Measures
Adjusted EBITDA
OCE/revenue
ROCE

Total Shareholder Return Amount	$ 146.45	110.98	75.96
Peer Group Total Shareholder Return Amount	107.11	67.30	56.62
Net Income (Loss)	$ 145,122,000	$ 67,470,000	$ 59,215,000
Company Selected Measure Amount	227,925,000	120,355,000	121,022,000
PEO Name	Mr. Scott Bender	Mr. Scott Bender	Mr. Scott Bender
Additional 402(v) Disclosure [Text Block]	The dollar amounts reported represent the amount of “compensation actually paid” or “CAP”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our CEO or other NEOs during the applicable year, but does include the year-end value of equity awards granted during the reported year and the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year.Reflects, for Mr. Scott Bender, the applicable amounts reported in the “Summary Compensation Table Total for CEO” column in the table above and the “Stock Awards” column in the Summary Compensation Table, and for the Non-CEO NEOs, the amounts reported in the “Average Summary Compensation Table Total for Non-CEO NEOs” column in the table above and the average of the amounts reported in the “Stock Awards” column in the Summary Compensation Table.Reflects the fair value, with respect to Mr. Scott Bender, and the average of the fair value, with respect to the Non-CEO NEOs, as of the end of the covered year of RSUs and PSUs granted in the covered year that were outstanding and unvested (in whole or in part) as of the end of the covered year.Reflects the change in fair value, with respect to Mr. Scott Bender, and the average of the change in fair value, with respect to the Non-CEO NEOs, from the end of the prior year to the end of the covered year of RSUs and PSUs granted in a prior year that remained outstanding and unvested (in whole or in part) as of the end of the covered year. Reflects the change in fair value, with respect to Mr. Scott Bender, and the average of the change in fair value, with respect to the Non-CEO NEOs, from December 31 of the prior fiscal year to the vesting date in the covered year, when such awards were granted in a prior year.Reflects the fair value, with respect to Mr. Scott Bender, and the average of the fair value, with respect to the Non-CEO NEOs, in each case, as of the end of the prior year of awards granted in a prior fiscal year that failed to meet the applicable vesting conditions during the covered year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	OCE/revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	ROCE
PEO [Member] | Equity Awards Stock Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ (2,158,932)	$ (1,533,220)	$ (1,500,004)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,948,078	1,781,281	2,931,927
PEO [Member] | Equity Awards Granted in Prior Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	694,224	1,198,870	(337,589)
PEO [Member] | Equity Awards Granted in Prior Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,226,233	234,765	(382,280)
PEO [Member] | Equity Awards that Failed to Vest [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(418,706)	0	0
Non-PEO NEO [Member] | Equity Awards Stock Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,279,169)	(824,882)	(807,012)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,185,885	958,359	1,577,409
Non-PEO NEO [Member] | Equity Awards Granted in Prior Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	327,583	565,614	(259,659)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	823,993	175,583	(288,835)
Non-PEO NEO [Member] | Equity Awards that Failed to Vest [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ (164,455)	$ (187,648)	$ 0